Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments

Future aggregate minimum lease payments for these leases and others as of December 31, 2018 are:

Future Minimum Lease Payments

2019	$217,043
2020	224,336
2021	191,237
2022	188,693
2023	192,049
Thereafter	527,455
$1,540,813